UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II  April 26, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    18357

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CENTRA SOFTWARE INC            COMMON STOCK     15234X103      238    49300 SH       SOLE                  49300        0        0
D DUKE ENERGY CORP COM           COMMON STOCK     264399106     4264   112798 SH       SOLE                 112798        0        0
D MOMENTUM BUSINESS SEE CUSIP 71 COMMON STOCK     60877P108     1161    62100 SH       SOLE                  62100        0        0
D NET BANK INC COM               COMMON STOCK     640933107      678    40100 SH       SOLE                  40100        0        0
D TRAVELOCITY.COM CASH MERGER    COMMON STOCK     893953109    12016   429600 SH       SOLE                 429600        0        0
S REPORT SUMMARY                  5 DATA RECORDS               18357        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED